Quarterly Holdings Report
for
Fidelity® Disruptive Technology Fund
February 28, 2023
DST-NPRT3-0423
1.9897388.102
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 20.0%
Entertainment - 7.4%
Netflix, Inc. (a)	9,285	2,990,977
Sea Ltd. ADR (a)	44,670	2,791,428
Spotify Technology SA (a)	6,623	770,255
		6,552,660
Interactive Media & Services - 10.1%
Alphabet, Inc. Class C (a)	34,032	3,073,090
Kakao Corp.	9,208	434,895
Meta Platforms, Inc. Class A (a)	9,141	1,599,127
Snap, Inc. Class A (a)	71,508	725,806
Tencent Holdings Ltd.	14,471	635,688
Yandex NV Series A (a)(b)	47,740	163,741
Z Holdings Corp.	853,862	2,292,321
		8,924,668
Wireless Telecommunication Services - 2.5%
T-Mobile U.S., Inc. (a)	15,216	2,163,411
TOTAL COMMUNICATION SERVICES		17,640,739
CONSUMER DISCRETIONARY - 11.5%
Automobiles - 0.8%
Tesla, Inc. (a)	3,430	705,585
Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc. Class A (a)	6,483	799,224
MakeMyTrip Ltd. (a)(c)	43,155	1,118,578
		1,917,802
Internet & Direct Marketing Retail - 8.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	6,053	531,393
Amazon.com, Inc. (a)	31,625	2,980,024
Deliveroo PLC Class A (a)(d)	603,186	600,023
Doordash, Inc. (a)	6,776	370,376
Farfetch Ltd. Class A (a)(c)	71,226	365,389
Global-e Online Ltd. (a)	23,581	667,342
Lyft, Inc. (a)	28,196	281,960
Meituan Class B (a)(d)	2,150	37,313
Uber Technologies, Inc. (a)	25,270	840,480
ZOZO, Inc.	36,634	814,215
		7,488,515
TOTAL CONSUMER DISCRETIONARY		10,111,902
INFORMATION TECHNOLOGY - 67.8%
Electronic Equipment & Components - 1.4%
Samsung SDI Co. Ltd.	2,340	1,232,707
IT Services - 10.1%
Accenture PLC Class A	5,118	1,359,085
Adyen BV (a)(d)	1,235	1,750,526
Block, Inc. Class A (a)	12,730	976,773
MongoDB, Inc. Class A (a)(c)	12,698	2,660,485
Snowflake, Inc. (a)	8,700	1,343,106
Twilio, Inc. Class A (a)	12,729	855,516
		8,945,491
Semiconductors & Semiconductor Equipment - 21.4%
ASML Holding NV (Netherlands)	5,940	3,661,158
BE Semiconductor Industries NV	10,750	834,123
Enphase Energy, Inc. (a)	9,702	2,042,562
Marvell Technology, Inc.	69,038	3,117,066
NVIDIA Corp.	15,652	3,633,768
SolarEdge Technologies, Inc. (a)	5,851	1,860,150
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	42,685	3,716,583
		18,865,410
Software - 32.1%
Adobe, Inc. (a)	10,416	3,374,263
Amplitude, Inc. (a)	32,134	424,169
Atlassian Corp. PLC (a)	8,292	1,362,624
Bill Holdings, Inc. (a)	6,321	534,946
Confluent, Inc. (a)	39,051	952,454
Crowdstrike Holdings, Inc. (a)	5,938	716,657
HashiCorp, Inc. (a)(c)	26,234	766,033
HubSpot, Inc. (a)	4,972	1,923,468
Intuit, Inc.	5,011	2,040,379
Kingdee International Software Group Co. Ltd. (a)	399,877	744,796
Microsoft Corp.	17,829	4,446,911
Palo Alto Networks, Inc. (a)	9,599	1,808,164
Paycom Software, Inc. (a)	3,406	984,538
Qualtrics International, Inc. (a)	44,727	756,781
Salesforce.com, Inc. (a)	21,969	3,594,348
Workday, Inc. Class A (a)	20,752	3,848,873
		28,279,404
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	9,177	1,352,782
Samsung Electronics Co. Ltd.	25,023	1,147,748
		2,500,530
TOTAL INFORMATION TECHNOLOGY		59,823,542
TOTAL COMMON STOCKS (Cost $114,668,490)		87,576,183

Money Market Funds - 6.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (e)	628,422	628,548
Fidelity Securities Lending Cash Central Fund 4.63% (e)(f)	4,667,020	4,667,486
TOTAL MONEY MARKET FUNDS (Cost $5,296,034)		5,296,034

TOTAL INVESTMENT IN SECURITIES - 105.3% (Cost $119,964,524)	92,872,217
NET OTHER ASSETS (LIABILITIES) - (5.3)%	(4,676,661)
NET ASSETS - 100.0%	88,195,556

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,387,862 or 2.7% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	907,846	16,820,500	17,099,798	16,582	-	-	628,548	0.0%
Fidelity Securities Lending Cash Central Fund 4.63%	5,285,219	33,541,676	34,159,409	22,647	-	-	4,667,486	0.0%
Total	6,193,065	50,362,176	51,259,207	39,229	-	-	5,296,034

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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